Summary of Significant Accounting Policies - Schedule of Finite-Lived Intangible Assets (Details) - USD ($)	Mar. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Finite-Lived Intangible Assets [Line Items]
Cost	$ 2,013,000	$ 2,013,000
Accumulated Amortization	(458,956)	(392,002)	$ (124,186)
Net Balance	1,554,044	1,620,998	1,888,814
Customer Relationships [Member]
Finite-Lived Intangible Assets [Line Items]
Cost	1,094,000	1,094,000
Accumulated Amortization	(267,601)	(228,529)	(72,241)
Net Balance	826,399	865,471	1,021,759
Trademarks And Trade Names [Member]
Finite-Lived Intangible Assets [Line Items]
Cost	461,000	461,000
Accumulated Amortization	(79,101)	(67,575)	(21,471)
Net Balance	381,899	393,425	439,529
Developed Technology Rights [Member]
Finite-Lived Intangible Assets [Line Items]
Cost	458,000	458,000
Accumulated Amortization	(112,254)	(95,898)	(30,474)
Net Balance	$ 345,746	$ 362,102	$ 427,526